Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock

11.    Convertible Preferred Stock

Convertible preferred stock consists of the following:

	December 31, 2020
	Shares Authorized	Shares Outstanding	Price Per Share	Liquidation Preference	Proceeds, Net Issuance Cost
	(in thousands, except shares and original issue price)
Series A	6,500,000	6,500,000	$1.00	$6,500	$6,341
Series B	43,000,000	40,369,153	$1.055	42,589	42,335
Series C	62,156,880	22,642,414	$1.141	25,835	25,596
Series C-1	22,000,000	13,533,123	$1.141	15,441	14,835
Total	133,656,880	83,044,690		$90,365	$89,107
	December 31, 2021
	Shares Authorized	Shares Outstanding	Price Per Share	Liquidation Preference	Proceeds, Net Issuance Cost
	(in thousands, except shares and original issue price)
Series A	6,500,000	6,500,000	$1.00	$6,500	$6,341
Series B	43,000,000	40,369,153	$1.055	42,589	42,335
Series C	79,685,364	22,642,414	$1.141	25,835	25,596
Series C-1	22,000,000	13,533,123	$1.141	15,441	14,835
Total	151,185,364	83,044,690		$90,365	$89,107

The holders of convertible preferred stock have various rights and preferences as follows:

Voting Rights

The holders of convertible preferred stock shares are entitled to vote on all matters on which the common stockholders are entitled to vote. Holders of convertible preferred and common stock vote together as a single class, not as separate classes. Each holder of convertible preferred stock is entitled to the number of votes equal to the number of common stock shares into which the shares held by such holder are convertible.

As long as any convertible preferred stock shares remain outstanding, the Company must obtain approval from a majority of the holders of the then outstanding shares of convertible preferred stock in order to alter or change the rights, preferences and privileges of preferred stock, change the authorized number of preferred and common stock, create a new class or series of shares having any rights, preferences or privileges superior to or on parity with any outstanding shares of convertible preferred stock, declare or pay any distribution, merge, consolidate with or implement a reorganization that would result in the transfer of 50% of the voting power of the Company, sell all or substantially all of the Company’s assets, voluntarily dissolve or liquidate the Company, change the authorized number of directors, incur indebtedness greater than $1.0 million and appoint or remove the chief executive officer.

Dividends

The Company’s articles of incorporation permit the holders of shares of Series A, B, C and C-1 convertible preferred stock to receive noncumulative cash dividends at $0.09, $0.07, $0.10 and $0.10, respectively, per share when and if declared. The holders of Series C and C-1 convertible preferred stock are entitled to receive dividends prior and in preference to any payments to the holders of common stock, Series A and Series B convertible preferred stock. Upon and in connection with the occurrence of a commercial transaction or series of related commercial transactions pursuant to which the Company is entitled to a significant lump sum cash payment but does not constitute a liquidation event, as determined solely by the board of directors (a “Distribution Event”), dividends on outstanding shares of Series C convertible preferred stock and Series C-1 convertible preferred stock shall be calculated based on a daily accrual form the applicable date on which the Company issued such shares of Series C convertible preferred stock or Series C-1 convertible preferred stock at the dividend rate and shall be cumulative.

After payment of dividends to the holders of Series C and C-1 convertible preferred stock, the holders of Series B convertible preferred stock are entitled to receive dividends prior and in preference to any payment to holders of Series A convertible preferred stock and common stock. Upon and in connection with the occurrence of a Distribution Event and following the declaration and payment of dividends to the Series C convertible preferred stock and Series C-1 convertible preferred stock, dividends on outstanding shares of Series B convertible preferred stock shall be calculated based on a daily accrual from the date on which the Company issued such shares of Series B convertible preferred stock at the dividend rate and shall be cumulative.

After payment of dividends to the holders of Series B, C and C-1, the holders of Series A are entitled to receive dividends prior and in preference to any payment to holders of common stock. Any additional dividends paid in any fiscal year will be paid among the holders of preferred stock and common stock then outstanding on an as-converted basis. No dividends were declared as of December 31, 2020 and 2021.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, including a merger, reorganization, consolidation, acquisition or sale of substantially all of the assets of the Company, or any other transaction or series of transactions in which more than 50% of the voting power of the Company is disposed of, the holders of Series C and C-1 convertible preferred stock are entitled to receive prior to and in preference to any distribution to holders of Series A, Series B and common stock, an amount equal to $1.141 per share, plus any declared but unpaid dividends on such shares. After payment of the liquidation preference to the holders of Series C and C-1 convertible preferred stock, the holders of Series B convertible preferred stock are entitled to receive prior and in preference to any distribution to holders of Series A and common stock, an amount equal to $1.055 per share, plus any declared but unpaid dividends on such shares. After payment of the liquidation preference to the holders of Series B, C and C-1 convertible preferred stock, the holders of Series A convertible preferred stock are entitled to receive prior and in preference to any distribution to holders of common stock, an amount equal to $1.00 per share, plus any declared but unpaid dividends on such shares. The remaining assets, if any, shall be distributed with equal priority and pro rata among the holders of preferred and common stock.

Classification

A liquidation or winding up of the Company, a greater than 50% change in control, or a sale of substantially all of its assets, sales or exclusive license of all or substantially all of the Company’s intellectual property would constitute a redemption event. Accordingly, as the redemption event is outside the control of the Company, all shares of preferred stock have been presented outside of permanent equity.

Furthermore, the Company has elected not to adjust the carrying values of the Series A, B, C and C-1 convertible preferred stock to the redemption value of such shares, since it is not probable that a redemption event will occur. Subsequent adjustments to increase the carrying value to the redemption values will be made when it becomes probable that such redemption will occur.

Conversion

Each share of Series A, Series B, Series C and Series C-1 convertible preferred stock is convertible, at the option of the holder, into the number of shares of common stock into which such shares are convertible at the then-effective conversion ratio. The initial conversion price per share for Series A, Series B, Series C and Series C-1 convertible preferred stock is $1.00, $1.055, $1.141 and $1.141, respectively. The initial conversion price is subject to adjustment from time to time.

Each share of Series A, Series B, Series C and Series C-1 convertible preferred stock shall automatically be converted into fully-paid, nonassessable shares of common stock at the then-effective conversion rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”), covering the offer and sale of the Company’s common stock, provided that the offering price per share is not less than $3.00 (as adjusted for Recapitalizations) and the aggregate gross proceeds to the Company are not less than $40 million (“Qualified Initial Public Offering”); (ii) immediately prior to the consummation of a business combination transaction involving the Company and/or any direct or indirect parent company or sister company thereof and a publicly traded U.S. domestic SPAC or other similar U.S. domestic corporation that is a “blank check” company under applicable U.S. securities laws and formed for the purpose of effecting such a transaction (such transaction, a “Initial Business Combination”), in which (A) the anticipated pro forma cash and cash equivalents of the SPAC immediately after the consummation of the Initial Business Combination is at least $50 million, net of expenses and any SPAC stockholder redemptions; (B) the aggregate consideration received in respect of each share of common stock is at least $3.00 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) and (C) such Initial Business Combination has been approved by each of the Series C Preferred Directors (a “Qualified SPAC Transaction”); and (iii) upon the receipt by the Company of a written request for such conversion from the Requisite Holders, including the holders of at least a majority of the shares of Series C Preferred Stock, or, if later, the effective date for conversion specified in such request.